Bank and Other Borrowings	6 Months Ended
Jun. 30, 2023
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
15	BANK AND OTHER BORROWINGS

	December 31, 2022	June 30, 2023
	RM	RM	USD
Bank borrowings
- Current	133,843	32,711	7,008
- Non-current	309,331	309,331	66,268
Total bank borrowings	443,174	342,042	73,276

Other borrowings – current	649,699	649,699	139,184

Total borrowings	1,092,873	991,741	212,460

Notes:

(A)	Bank borrowings:

This is made up of the following loans:

Loan 1 :	A principal amount of RM 150,000 from a financial institution, which charged an interest rate at 5.00% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 3,318. The maturity date is June 2023. The loan has been fully settled by June 30, 2023.

Loan 2 :	A principal amount of RM 200,000 from a financial institution, which charged an interest rate at 3.50% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 3,639. The maturity date is August 2026.

Loan 3 :	A principal amount of RM 300,000 from a financial institution, which charged an interest rate at 3.50% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 6,136. The maturity date is August 2026.

The bank borrowings of the Group are secured against:

a)	Guarantee in favour of the lender by Credit Guarantee Corporation (CGC) under the portfolio guarantee scheme for 70% of the approved limit;

b)	Corporate guarantee in favour of the lender by a third party company which the Director have interests;

c)	Assignment of single premium reducing term plan issued by Sun Life Malaysia Assurance Berhad under Director of the Company, for the sum insured of not less than RM 150,000 to the lender; and

d)	Jointly and severally guaranteed in favour of the lender by a Director of the Company.

(B)	Other borrowings

This relates to redeemable preference shares issued by a subsidiary. The redeemable preference shares are liability in nature as the subsidiary has to redeem the shares at a particular date by paying agreed amount to the holder of the shares. Non-discretionary dividends paid on redeemable preference shares is recorded as expenses in income statement as any return paid towards liabilities is treated as an interest expense in the income statement.

The redeemable preference shares have a face value of RM 600,000 representing 600,000 shares at RM 1.00 each. It is redeemable at a fair value of RM 600,000.